SUBMISSION
TYPE                    13F-HR
PERIOD                  06/30/12
FILER                   028-02259
CIK                     0000829937
CCC                     2cccccc@
FILER
SROS                    NONE
NAME                    KENNETH PICKERING
PHONE                   617-726-7295
 			UNITED STATES
 	                SECURITIES AND EXCHANGE COMMISSIONS
                        WASHINGTON, D.C.   20549

                        FORM 13F

                        FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 12/31/12

CHECK HERE IF AMENDMENT ( ) AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE):  ( ) IS A RESTATEMENT.
                                  ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:       BOSTON TRUST INVESTMENT MANAGEMENT INC
ADDRESS:    oNE Beacon Street, 33rd   Flr.
            Boston, MA 02108

FORM 13F FILE NUMBER: 028-15041

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HERBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT AKK REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     KENNETH PICKERING
TITLE:    Director of Operations
PHONE:    617-726-7295
SIGNATURE, PLACE, AND DATE OF SIGNING:

KENNETH PICKERING            Boston, MA        01/28/13


REPORT TYPE (CHECK ONLY ONE.):

(  )        13F HOLDINGS REPORT

(X )        13F NOTICE

(  )        13F COMBINATION REPORT



LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

028-14964  BTIM CORP

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

		FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:    300

FORM 13F INFORMATION TABLE VALUE TOTAL:    $4957979  (X$1000)
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